UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21603

SPECIAL VALUE OPPORTUNITIES FUND, LLC
(Exact Name of Registrant as Specified in Charter)

2951 28TH STREET, SUITE 1000
SANTA MONICA, CALIFORNIA  90405
(Address of Principal Executive Offices) (Zip Code)

ELIZABETH GREENWOOD, SECRETARY
SPECIAL VALUE OPPORTUNITIES FUND, LLC
2951 28TH STREET, SUITE 1000
SANTA MONICA, CALIFORNIA  90405
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (310) 566-1000

Copies to:
RICHARD T. PRINS, ESQ.
SKADDEN, ARPS, SLATE, MEAGHER & FLOM LLP
FOUR TIMES SQUARE
NEW YORK, NEW YORK 10036

Date of fiscal year end: DECEMBER 31, 2010

Date of reporting period: MARCH 31, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS.

Special Value Opportunities Fund, LLC
(A Delaware Limited Liability Company)

Statement of Investments (Unaudited)

March 31, 2010

Showing Percentage of Total Cash and Investments of the Registrant

Investment	Principal Amount	Fair Value	Percent of Cash and Investments

Debt Investments (52.27%)
Bank Debt (33.02%) (1)
Alumina and Aluminum Production and Processing (1.82%)
Revere Industries, LLC, 1st Lien Term Loan, LIBOR + 6%, due 6/30/13 (2)	$239,030	$213,215	0.03%
Revere Industries, LLC, 2nd Lien Term Loan, Prime + 2%, due 6/30/13 (2)	$1,294,756	881,729	0.11%
Revere Holdings, Inc., Unsecured Subordinated Note, 5% PIK, due 6/30/14 (2)	$57,951,191	12,749,262	1.68%
Total Alumina and Aluminum Production and Processing		13,844,206

Basic Chemical Manufacturing (0.01%)
Hawkeye Renewables, LLC, 2nd Lien Term Loan, Prime + 6.25%, due 6/30/13 (4)	$2,813,056	56,261	0.01%

Communications Equipment Manufacturing (7.84%)
Dialogic Corporation, Bridge Term Loan, 20%, due 3/31/11	$204,379	204,584	0.03%
Dialogic Corporation, Senior Secured Notes, 15% Cash + 2% PIK, due 9/30/10	$3,366,189	3,359,457	0.44%
Dialogic Corporation, Senior Secured Notes, LIBOR + 10% Cash + 2% PIK,
due 9/30/10	$25,243,822	25,218,578	3.31%
Mitel Networks Corporation, 1st Lien Term Loan, LIBOR + 3.25%, due 8/10/14	$33,863,247	30,891,747	4.06%
Total Communications Equipment Manufacturing		59,674,366

Computer and Peripheral Equipment Manufacturing (0.73%)
Palm, Inc., Tranche B Term Loan, LIBOR + 3.5%, due 4/24/14	$1,986,737	1,622,503	0.21%
Targus Group, 1st Lien Term Loan, LIBOR + 5.75% Cash + 3.5% PIK, due 11/22/12	$4,943,923	3,934,537	0.52%
Total Computer and Peripheral Equipment Manufacturing		5,557,040

Electric Power Generation, Transmission, and Distribution (0.04%)
La Paloma Generating Company, Residual Bank Debt (4)	$35,592,323	307,369	0.04%

Management, Scientific, and Technical Consulting Services (0.98%)
Booz Allen Hamilton Inc., Mezzanine Loan, 13%, due 7/31/16	$7,305,682	7,470,059	0.98%

Offices of Real Estate Agents and Brokers (1.08%)
Realogy Corporation, 2nd Lien Term Loan A, 13.5%, due 10/15/17	$10,602,410	11,689,157	1.54%
Realogy Corporation, Revolver, LIBOR + 2.25%, due 4/10/13	$24,457,831	(3,454,669)	(0.46)%
Total Offices of Real Estate Agents and Brokers		8,234,488

Other Amusement and Recreation Industries (2.14%)
Intrawest ULC, 1st Lien Term Loan A, Prime + 10.5% Cash + 2% PIK,
due 12/23/09 - (Canada)	$16,294,972	16,315,341	2.14%

Plastics Product Manufacturing (3.78%)
TR Acquisition Holdings, LLC, Subordinated Promissory Note, 10% PIK,
due 5/31/10 (2), (3)	$20,940,979	20,836,274	2.74%
WinCup, Inc., Term Loan C-2, LIBOR + 14.5% PIK, due 5/29/10 (2), (3)	$7,806,864	7,923,967	1.04%
Total Plastics Product Manufacturing		28,760,241

Radio and Television Broadcasting (3.02%)
Broadcast Facilities, Inc., 1st Lien Revolver, 13%, due 12/31/14	$2,871,094	1,225,000	0.16%
Broadcast Facilities, Inc., 1st Lien Term Loan, 13%, due 12/31/14	$21,628,906	21,791,123	2.86%
Total Radio and Television Broadcasting		23,016,123

Special Value Opportunities Fund, LLC
(A Delaware Limited Liability Company)

Statement of Investments (Unaudited) (Continued)

March 31, 2010

Showing Percentage of Total Cash and Investments of the Registrant

Investment	Principal Amount	Fair Value	Percent of Cash and Investments

Debt Investments (continued)
Semiconductor and Other Electronic Component Manufacturing (5.32%)
Isola USA Corporation, Revolver, Prime + 9%, due 12/18/12	$4,404,121	$3,853,606	0.51%
Isola USA Corporation, 1st Lien Term Loan, Prime + 9.75%, due 12/18/12	$12,785,218	11,506,696	1.51%
Isola USA Corporation, 2nd Lien Term Loan, Prime + 14.5%, due 12/18/13	$35,866,469	25,106,528	3.30%
Total Semiconductor and Other Electronic Component Manufacturing		40,466,830

Wired Telecommunications Carriers (6.26%)
Bulgaria Telecom Company AD, 1st Lien Tranche B Term Loan,
EURIBOR + 2.75%, due 8/9/15 - (Netherlands) (5)	€70,687	73,235	0.01%
Hawaiian Telcom Communications Inc., Revolver, Prime + 1.25%, due 4/30/12	$6,752,405	5,604,496	0.74%
Integra Telecom, Inc., 1st Lien Term Loan, LIBOR + 8.75%, due 8/31/13 (2)	$1,022,206	1,027,317	0.14%
Interstate Fibernet, Inc., 1st Lien Term Loan, LIBOR + 4%, due 7/31/13	$24,340,904	24,340,904	3.20%
Interstate Fibernet, Inc., 2nd Lien Term Loan, LIBOR + 7.5%, due 7/31/14	$13,074,082	13,074,082	1.72%
NEF Telecom Company BV, 1st Lien Tranche C Term Loan,
EURIBOR + 3.5%, due 8/9/16 - (Netherlands) (5)	€630,711	621,316	0.08%
NEF Telecom Company BV, 2nd Lien Tranche D Term Loan,
EURIBOR + 5.5%, due 2/16/17 - (Netherlands) (5)	€2,640,087	2,810,605	0.37%
Total Wired Telecommunications Carriers		47,551,955

Total Bank Debt (Cost $298,930,621)		251,254,279

Other Corporate Debt Securities (19.25%)
Basic Chemical Manufacturing (1.50%)
Kronos International, Inc., Senior Secured Notes, 6.5%, due 4/15/13 (5)	€9,922,000	11,368,795	1.50%

Data Processing, Hosting, and Related Services (6.97%)
GXS Worldwide, Inc., Fixed Notes, 9.75%, due 6/15/15 (6)	$29,566,000	27,939,870	3.67%
Terremark Worldwide, Inc., Senior Secured Notes, 12%, due 6/15/17 (6)	$22,479,000	25,077,123	3.30%
Total Data Processing, Hosting, and Related Services		53,016,993

Full-Service Restaurants (0.89%)
Landry's Restaurants, Inc., Senior Secured Notes, 11.625%, due 12/1/15 (6)	$6,261,000	6,761,880	0.89%

Gambling Industries (2.36%)
Harrah's Operating Company Inc., Senior Secured Notes, 10%, due 12/15/18	$20,287,000	16,888,927	2.22%
Harrah's Operating Company Inc., Senior Secured Notes, 11.25%, due 6/1/17	$968,000	1,050,280	0.14%
Total Gambling Industries		17,939,207

Home Furnishings Stores (0.04%)
Linens 'n Things, Inc., Senior Secured Notes, LIBOR + 5.625%, due 1/15/14 (4)	$6,591,000	324,804	0.04%

Industrial Machinery Manufacturing (1.59%)
GSI Group Corporation, Senior Notes, 11%, due 8/20/13 (4), (6)	$13,347,000	12,079,035	1.59%

Offices of Real Estate Agents and Brokers (0.81%)
Realogy Corporation, Senior Subordinated Notes, 12.375%, due 4/15/15	$8,430,000	6,174,975	0.81%

Special Value Opportunities Fund, LLC
(A Delaware Limited Liability Company)

Statement of Investments (Unaudited) (Continued)

March 31, 2010

Showing Percentage of Total Cash and Investments of the Registrant

Investment	Principal Amount or Shares	Fair Value	Percent of Cash and Investments

Debt Investments (continued)
Other Amusement and Recreation Industries (0.08%)
Bally Total Fitness Holdings, Inc., Senior Subordinated Notes,
14% Cash or 15.625% PIK, due 10/1/13 (4), (6)	$42,757,354	$625,968	0.08%

Other Professional, Scientific, and Technical Services (0.56%)
MSX International, Inc., Senior Secured 2nd Lien Notes, 12.5%,
due 4/1/12 (144A) - (UK/France/Germany) (6)	$5,479,000	4,284,194	0.56%

Plastics Product Manufacturing (0.09%)
Radnor Holdings, Senior Secured Tranche C Notes, LIBOR + 7.25%, due 9/15/09 (2), (4), (6)	$16,527,000	703,224	0.09%

Wired Telecommunications Carriers (3.19%)
NEF Telecom Company BV, Mezzanine Term Loan,
EURIBOR + 10% PIK, due 8/16/17 - (Netherlands) (5), (6)	€29,170,651	24,295,988	3.19%

Wireless Telecommunications Carriers (except Satellite) (1.17%)
Clearwire Communications LLC, Senior Secured Notes, 12%, due 12/1/15	$8,650,000	8,851,459	1.17%

Total Other Corporate Debt Securities (Cost $221,913,408)		146,426,522

Total Debt Investments (Cost $550,844,029)		397,680,801

Equity Securities (44.25%)
Activities Related to Credit Intermediation (10.65%)
Online Resources Corporation, Series A-1 Convertible Preferred Stock (2), (4), (6), (7)	52,744.807	75,755,945	9.96%
Online Resources Corporation, Common Stock (2), (4), (7)	1,302,445	5,248,853	0.69%
Total Activities Related to Credit Intermediation		81,004,798

Alumina and Aluminum Production and Processing (0.28%)
Revere Holdings, Inc., Class A Common Stock (2), (4), (6), (7)	90	-	-
Revere Holdings, Inc., Class B Common Stock (2), (4), (6), (7)	6,940	-	-
Revere Leasing, LLC, Class A Units (2), (4), (6), (7)	90	27,039	-
Revere Leasing, LLC, Class B Units (2), (4), (6), (7)	6,940	2,086,822	0.28%
Total Alumina and Aluminum Production and Processing		2,113,861

Communications Equipment Manufacturing (10.18%)
Dialogic Corporation, Class A Convertible Preferred Stock - (Canada) (4), (6)	7,197,769	6,845,078	0.90%
Gores I SF Luxembourg S.àr.1. Company Ordinary Shares - (Luxembourg) (2), (4), (5), (6), (7)	276,043	32,742,165	4.30%
Gores I SF Luxembourg S.àr.1. Tracking Preferred Equity Certificates
- (Luxembourg) (2), (5), (6), (7)	27,328,261	37,900,664	4.98%
Total Communications Equipment Manufacturing		77,487,907

Data Processing, Hosting, and Related Services (0.64%)
GXS Holdings, Inc., Common Stock (4), (6)	1,680,056	-	-
GXS Holdings, Inc., Series A Preferred Stock (4), (6)	67,203	4,878,232	0.64%
Total Data Processing, Hosting, and Related Services		4,878,232

Special Value Opportunities Fund, LLC
(A Delaware Limited Liability Company)

Statement of Investments (Unaudited) (Continued)

March 31, 2010

Showing Percentage of Total Cash and Investments of the Registrant

Investment	Principal Amount or Shares	Fair Value	Percent of Cash and Investments

Equity Securities (continued)
Depository Credit Intermediation (0.88%)
Doral Holdings, LP Interest (4), (6)	1,468,668	$6,664,237	0.88%

Electric Power Generation, Transmission, and Distribution (0.08%)
Mach Gen, LLC, Common Units (4), (6)	8,012	600,900	0.08%

Industrial Machinery Manufacturing (0.05%)
GSI Group, Inc., Common Stock (4), (6)	372,349	400,275	0.05%

Nonferrous Metal (except Aluminum) Production and Processing (1.31%)
International Wire Group, Inc., Common Stock (2), (6), (7)	637,171	9,990,841	1.31%

Other Electrical Equipment and Component Manufacturing (10.89%)
EaglePicher Holdings, Inc., Common Stock (2), (6), (7), (8)	2,561,000	82,885,484	10.89%

Plastics Product Manufacturing (4.81%)
WinCup, Inc., Common Stock (2), (3), (4), (6)	73,517,938	36,586,387	4.81%

Radio and Television Broadcasting (0.15%)
Broadcast Facilities, Inc., Common Stock (6)	225,184	1,148,438	0.15%

Semiconductor and Other Electronic Component Manufacturing (0.26%)
TPG Hattrick Holdco, LLC, Common Units (4), (6)	2,296,747	1,969,139	0.26%

Wired Telecommunications Carriers (4.07%)
Integra Telecom, Inc., Common Stock (2), (4), (6), (7)	5,728,661	30,302,223	3.98%
Integra Telecom, Inc., Warrants (2), (4), (6), (7)	2,272,561	282,155	0.04%
NEF Kamchia Co-Investment Fund, LP Interest - (Cayman Islands) (4), (5), (6)	4,215,000	393,108	0.05%
Total Wired Telecommunications Carriers		30,977,486

Total Equity Securities (Cost $311,182,770)		336,707,985

Total Investments (Cost $832,026,799) (9)		734,388,786

Cash and Cash Equivalents (3.48%)
Wells Fargo & Company, Overnight Repurchase Agreement, 0.02%,
Collateralized by Federal Home Loan Bank Discount Note	$11,997,290	11,997,290	1.58%
General Electric Capital Corporation, Commercial Paper, 0.03%, due 4/1/10	$6,000,000	6,000,000	0.79%
Toyota Motor Credit Corporation, Commercial Paper, 0.10%, due 4/9/10	$5,000,000	4,999,889	0.66%
Cash Denominated in Foreign Currencies (Cost $970,309)	€728,336	983,982	0.13%
Cash Held on Account at Various Institutions	$2,454,417	2,454,417	0.32%
Total Cash and Cash Equivalents		26,435,578

Total Cash and Investments		$760,824,364	100.00%

Special Value Opportunities Fund, LLC
(A Delaware Limited Liability Company)

Statement of Investments (Unaudited) (Continued)

March 31, 2010

Notes to Statement of Investments

(1)
Investments in bank debt generally are bought and sold among institutional investors in transactions not subject to registration under the Securities Act of 1933.  Such transactions are generally subject to contractual restrictions, such as approval of the agent or borrower.

(2)
Affiliated issuer - as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of this issuer).  Changes to investments in securities of affiliated issuers and interest and dividends earned on such securities during the three months ended March 31, 2010 were as follows:

Investment	Value, Beginning of Period	Acquisitions	Dispositions	Value, End of Period	Interest & Dividends Earned

EaglePicher Holdings, Inc., Common Stock	$84,500,195	$-	$-	$82,885,484	$-
EaglePicher Corporation, 1st Lien Tranche B Term Loan, LIBOR + 4.5%, due 12/31/12	5,504,954	-	5,504,954	-	23,526
EaglePicher Corporation, 2nd Lien Term Loan, LIBOR + 7.5%, due 12/31/13	4,922,849	-	4,922,849	-	34,170
Gores I SF Luxembourg S.àr.1. Company Ordinary Shares	735,297	-	-	32,742,165	-
Gores I SF Luxembourg S.àr.1. Tracking Preferred Equity Certificates	72,794,453	-	-	37,900,664	6,881
International Wire Group, Inc., Common Stock	10,258,453	-	-	9,990,841	-
Integra Telecom, Inc., 1st Lien Term Loan, LIBOR + 8.75%, due 8/31/13	1,030,272	-	2,291	1,027,317	26,944
Integra Telecom., Inc., Common stock	29,269,752	-	-	30,302,223	-
Integra Telecom, Inc., Warrants	152,295	-	-	282,155	-
Online Resources Corporation, Series A-1 Convertible Preferred Stock	76,051,767	-	-	75,755,945	-
Online Resources Corporation, Common Stock	6,850,861	-	-	5,248,853	-
Revere Industries, LLC, 1st Lien Term Loan, LIBOR + 6%, due 6/30/13	-	170,906	-	213,215	1,965
Revere Industries, LLC, 2nd Lien Term Loan, Prime + 2%, due 6/30/13	200,031	214,690	-	881,729	22,229
Revere Holdings Inc., Unsecured Subordinated Note, 5% PIK, due 6/30/14	12,248,449	715,447	-	12,749,262	715,546

Revere Holdings, Inc., Class A Common Stock	-	-	-	-	-

Revere Holdings, Inc., Class B Common Stock	-	-	-	-	-
Revere Leasing, LLC, Class A Units	26,987	53	-	27,039	-

Revere Leasing, LLC, Class B Units	2,082,777	4,046	-	2,086,822	-
Radnor Holdings Corporation, Senior Secured Tranche C Notes, LIBOR + 7.25%, due 9/15/09	704,050	-	-	703,224	-
WinCup, Inc., Common Stock	60,930,580	-	-	36,586,387	-
WinCup, Inc., Term Loan C-2, LIBOR + 14.5% PIK, due 5/29/10	7,758,367	200,622	-	7,923,967	284,621
TR Acquisition Holdings, LLC, Subordinated Promissory Note, 10% PIK, due 5/31/10	20,322,565	-	-	20,836,274	511,047

(3)	Issuer is a controlled company.

(4)	Non-income producing security.

(5)	Principal or shares amount denominated in euros. Amortized cost and fair value converted from euros to U.S. dollars.

(6)	Restricted security.

(7)	Investment is not a controlling position.

(8)	The Company's advisor may demand registration at any time more than 180 days following the first initial public offering of common equity by the issuer.

(9)	Includes investments with an aggregate market value of $36,500,951 that have been segregated to collateralize certain unfunded commitments.

Aggregate purchases and aggregate sales of investments, other than Government securities, totaled $52,250,914 and $60,245,967, respectively.
Aggregate purchases includes investment assets received as payment in kind.  Aggregate sales includes principal paydowns on debt investments.

The aggregate cost of securities for federal income tax purposes, excluding cash and cash equivalents, was $832,026,799.  Net unrealized depreciation aggregated $97,620,363, of which $141,384,636 related to appreciated investments and $239,004,999 related to depreciated investments.

The total value of restricted securities and bank debt as of March 31, 2010 was $684,480,693, or 89.97% of total cash and investments of the Registrant.

Swaps at March 31, 2010 were as follows:

Instrument	Notional Amount	Fair Value

Euro/US Dollar Cross Currency Basis Swap, Pay Euros / Receive USD, Expires 5/17/12	$ 15,548,500	$ 17,650

Investments of the Registrant may be categorized based on the types of inputs used in valuing such assets.  The level in the GAAP valuation hierarchy in which an investment falls is based on the lowest level input that is significant to the valuation of the investment in its entirety. Transfers between levels are recognized as of the beginning of the reporting period.  At March 31, 2010, the investments of the Registrant were categorized as follows:

Level	Basis for Determining Fair Value	Bank Debt	Other Corporate Debt	Equity Securities
1	Quoted prices in active markets for identical assets	$-	$-	$5,248,853
2	Other observable market inputs*	85,370,122	108,722,307	6,664,237
3	Independent third-party pricing sources that employ significant unobservable inputs	165,372,204	36,375,023	315,833,663
3	Internal valuations with significant unobservable inputs	511,953	1,329,192	8,961,232
Total		$251,254,279	$146,426,522	$336,707,985

* E.g. quoted prices in inactive markets or quotes for comparable investments

Changes in investments categorized as Level 3 during the three months ended March 31, 2010 were as follows:

	Independent Third Party Valuation
	Bank Debt	Other Corporate Debt	Equity Securities
Beginning balance	$148,678,891	$40,909,692	$345,323,095
Net realized and unrealized gains (losses)	4,732,223	(6,774,200)	(29,489,432)
Net acquisitions and dispositions	11,961,090	2,239,531	-
Net transfers into (out of) category	-	-	-
Ending balance	$165,372,204	$36,375,023	$315,833,663

Net change in unrealized gains (losses) during the period on investments still held at period end (included in net realized and unrealized gains/losses, above)	$4,757,706	$(6,774,200)	$(29,489,432)

	Investment Manager Valuation
	Bank Debt	Other Corporate Debt	Equity Securities
Beginning balance	$502,143	$1,369,678	$7,205,696
Net realized and unrealized gains (losses)	(184)	(40,486)	1,751,439
Net acquisitions and dispositions	9,994	-	4,097
Net transfers into (out of) category	-	-	-
Ending balance	$511,953	$1,329,192	$8,961,232

Net change in unrealized gains (losses) during the period on investments still held at period end (included in net realized and unrealized gains/losses, above)	$(184)	$(40,486)	$1,751,439

Valuations of open swap transactions at March 31, 2010 were determined as follows:

Level	Basis for Determining Fair Value	Aggregate Value
2	Other observable market inputs	$ 17,650

Acquisition date and cost of restricted securities of unaffiliated issuers held at March 31, 2010 were as follows:

Investment	Acquisition Date	Cost

Bally Total Fitness Holdings, Inc., Senior Subordinated Notes, 14% Cash or
15.625% PIK, due 10/1/13	10/1/07	$37,763,225
Broadcast Facilities, Inc., Common Stock	1/15/10	1,081,913
Clearwire Communications LLC, Senior Secured Notes, 12%, due 12/1/15	11/18/09, 2/8/10 &	8,640,199
	2/11/10
Dialogic Corporation, Class A Convertible Preferred Stock	9/28/06	7,032,638
Doral Holdings, LP Interest	7/12/07	19,111,941
GSI Group, Inc., Common Stock	8/20/08	1,949,763
GSI Group Corporation, Senior Notes, 11%, due 8/20/13	8/20/08	11,874,794
GXS Holdings, Inc., Common Stock	3/28/08	1,615,439
GXS Holdings, Inc., Series A Preferred Stock	3/28/08	64,618
GXS Worldwide, Inc., Fixed Notes, 9.75%, due 6/15/15	12/17/09	28,975,027
Landry's Restaurants, Inc., Senior Secured Notes, 11.625%, due 12/1/15	11/17/09	6,162,514
Mach Gen, LLC, Common Units	Various 2005	1,442,223
MSX International, Inc., Senior Secured 2nd Lien Notes, 12.5%, due 4/1/12	2/24/10	3,999,670
NEF Kamchia Co-Investment Fund, LP Interest	7/30/07	5,780,030
Terremark Worldwide, Inc., Senior Secured Notes, 12%, due 6/15/17	6/17/09	21,385,172
TPG Hattrick Holdco, LLC, Common Units	4/21/06	3,829,068

ITEM 2.	CONTROLS AND PROCEDURES.

(a)           The Registrant's Chief Executive Officer and Chief Financial Officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported in a timely manner.

(b)	Not applicable.

ITEM 3.	EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Special Value Opportunities Fund, LLC

By:  /s/ Hugh Steven Wilson
Name:  Hugh Steven Wilson
Title:  Chief Executive Officer
Date:  June 1, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ Hugh Steven Wilson
Name:  Hugh Steven Wilson
Title:  Chief Executive Officer
Date:  June 1, 2010

By:  /s/ Paul L. Davis
Name:  Paul L. Davis
Title:  Chief Financial Officer
Date:  June 1, 2010